General (Additional Information) (Details) $ / shares in Units, $ in Thousands								1 Months Ended						2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 06, 2016 USD ($)	Mar. 09, 2016 USD ($) $ / shares shares	Dec. 07, 2015 USD ($)	Nov. 04, 2015	Oct. 15, 2015 USD ($)	May 04, 2015 USD ($) $ / shares shares	Aug. 09, 2012	Jul. 31, 2016 USD ($)	Mar. 31, 2016	Feb. 29, 2016 USD ($)	Nov. 30, 2015	Nov. 27, 2015	Dec. 18, 2014 $ / shares	Mar. 09, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	May 09, 2016 $ / shares	Dec. 28, 2015	Feb. 18, 2014	Dec. 31, 2013 USD ($)
Common Stock, Par Or Stated Value Per Share | $ / shares															$ 0.01		$ 0.01		$ 0.01	$ 0.01
Deposits Assets, Current															$ 0		$ 0		$ 1,930	$ 2,067
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 10.00												$ 10.00
Cash and cash equivalents															27,449	$ 20,227	27,449	$ 20,227	24,951	16,023				$ 33,586
Business Combination, Consideration Transferred, Total					$ 5,571
Repayments of Debt														$ 1,190					$ 8,294
Stockholders' Equity Note, Stock Split												As of November 27,2015, every 10 shares of our issued and outstanding common stock were combined into one share of our common stock, except to the extent that the Reverse Stock Split resulted in any of our stockholders owning a fractional share, which was rounded up to the next highest whole share. In connection with the Reverse Stock Split, there was no change in the nominal par value per share of $0.01
Number of Patent Portfolio Acquired							124
Percentage Of Royalty Payable On Excess Of Gross Revenue																			35.00%
Stockholders' Equity, Reverse Stock Split																			1:10 reverse stock split
Warrants Expiration Period				5 years
Stockholders Equity Reverse Stock Split Effective Date											Nov. 27, 2015
Debt Instrument, Convertible, Threshold Consecutive Trading Days													30 days
Stock Bid Price | $ / shares													$ 1.00
Other Operating Activities, Cash Flow Statement																			$ 214	2,365
Deferred Revenue, Current															439		439		175	0
Impairment of Intangible Assets (Excluding Goodwill)	$ 11,937
Finite-Lived Intangible Assets, Net	1,526														$ 3,426		$ 3,426		16,476	17,625
Convertible Notes Payable						$ 9,464													3,184
Old Conversion Price Of Warrants | $ / shares		10.00												$ 10.00	$ 10.00		$ 10.00
New Conversion Price Of Warrants | $ / shares		$ 3.00												$ 3.00	$ 3.00		$ 3.00
Revenues															$ 11,362	0	$ 13,406	150	22,687	1,425
Shareholder Rights Plan [Member]
Shareholder Rights Plan Description																	if any group or person acquires 4.99% or more of the Companys outstanding shares of common stock, or if a group or person that already owns 4.99% or more of the Companys common stock acquires additional shares representing 0.5% or more of the Companys common stock, then, subject to certain exceptions, there would be a triggering event under the plan. The rights would then separate from the Companys common stock and would be adjusted to become exercisable to purchase shares of the Companys common stock having a market value equal to twice the purchase price of $9.50, resulting in significant dilution in the ownership interest of the acquiring person or group.
Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		537,500												537,500
Payments for Deposits										$ 1,279
Repayments of Debt								$ 2,011
Additional Payment Percentage On Early Repayment								15.00%
Subsequent Event [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 3.00												$ 3.00
Subsequent Event [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		10.00												10.00
Infomedia [Member]
Cost Method Investment Ownership Percentage																							8.25%
FORM Holdings Corp [Member]
Revenues	$ 100,000
Licensing Agreements [Member]
Proceeds from License Fees Received			$ 21,500
Patents [Member]
Payments to Acquire Intangible Assets																			22,000
Finite-Lived Intangible Assets, Net															1,472		$ 1,472		14,431	17,625
International Development Group Limited [Member]
Business Combination, Consideration Transferred, Total					$ 5,571
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
fliCharge International Ltd [Member]
Equity Method Investment, Ownership Percentage																						30.00%
Business Acquisition, Percentage of Voting Interests Acquired					70.00%
Deferred Revenue, Current															177		177
Revenues															$ 12	$ 0	$ 29	$ 0	2	$ 0
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 10.00
Class of Warrant or Right, Unissued | shares						537,500
Old Conversion Price Of Warrants | $ / shares		10.00												10.00
New Conversion Price Of Warrants | $ / shares		$ 3.00												$ 3.00
Class of Warrant or Right, Outstanding | shares		537,500												537,500
Payments for Restructuring		$ 50
Senior Secured Convertible Notes Payable [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						537,500
Common Stock, Par Or Stated Value Per Share | $ / shares																					$ 0.01
Proceeds from Issuance of Warrants						$ 12,425
Debt Instrument, Face Amount		$ 12,500				$ 12,500								$ 12,500
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 10.00
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Term						21 months
Long-term Debt, Gross																			4,206
Debt Instrument, Maturity Date, Description									June 30, 2017
Repayments of Debt																			$ 8,294
Stockholders' Equity, Reverse Stock Split						one-for-ten reverse stock split
Debt Conversion, Converted Instrument, Shares Issued | shares		703,644
Unregistered Common Stock Issued For Forgiveness Of Debt		$ 1,267
Interest Payable		49												49
Long Term Debt Covenant Minimum Cash Balance		$ 2,900												$ 2,900
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed									102.00%
Senior Secured Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.00%												8.00%
Convertible Notes Payable		$ 1,749												$ 1,749
Senior Secured Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage		10.00%												10.00%
Convertible Notes Payable		$ 3,016												$ 3,016
Senior Secured Convertible Notes Payable [Member] | Subsequent Event [Member]
Common Stock, Par Or Stated Value Per Share | $ / shares		$ 0.01												$ 0.01
Debt Conversion, Converted Instrument, Shares Issued | shares		703,644
Unregistered Common Stock Issued For Forgiveness Of Debt		$ 1,267
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		102.00%
Senior Secured Convertible Notes Payable [Member] | Subsequent Event [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.00%												8.00%
Convertible Notes Payable		$ 1,749												$ 1,749
Senior Secured Convertible Notes Payable [Member] | Subsequent Event [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage		10.00%												10.00%
Convertible Notes Payable		$ 3,016												$ 3,016